Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
STF Tactical Growth & Income ETF | STF Tactical Growth & Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.88%	18.74%	35.15%
STF Tactical Growth ETF | STF Tactical Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.30%	19.70%	37.12%